Consolidated Statements of Cash Flows - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 9,881	$ (4,681)	$ 20,318	$ 22,312
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for bad debts		20	20	265
Depreciation and amortization	$ 2,501	1,952	8,542	7,238
Loss on disposition of assets	(9)	0	1,300
Loss on change in fair value of derivative liability	(18)	(67)	(25)
(Gain) loss on change in fair value of warrant liability	(5,078)	8,880	1,711	(7,626)
Deferred income taxes	(157)	548	(915)	4,513
Provision for obsolete inventory			(1,036)	1,483
Change in fair value of investments held for trading			168
Changes in operating assets and liabilities:
Trade accounts receivable	(6,008)	(4,436)	(5,002)	(20,891)
Deferred income taxes			466	98
Inventories	(4,928)	1,480	(10,696)	(6,143)
Prepaid expenses and other current assets	153	(297)	(761)	646
Other assets	(3,325)	(6,123)	1,852	1,002
Accounts payable and accrued expenses	4,871	(7,400)	11,846	(11,216)
Taxes payable			4,817	1,151
Labor liabilities			530	(16)
Accrued liabilities and provisions			(352)	(598)
Related parties	(3,961)	(5,541)	(19,132)	375
Customer advances on uncompleted contracts	5,954	1,909	(18,461)	18,141
Other current liabilities	5,463	2,375
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	5,339	(11,381)	(4,810)	10,734
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	49	59	825	3,222
Proceeds from sale of property and equipment			3,609	0
Cash acquired from Andina Acquisition Corporation			0	3
Purchase of investments	(197)	(409)	400	(107)
Acquisition of property and equipment	(4,769)	(1,185)	(24,848)	(20,001)
Restricted cash			3,633	(3,746)
CASH USED IN INVESTING ACTIVITIES	(4,917)	(1,535)	(16,381)	(20,629)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	22,255	23,229	87,109	21,237
Proceeds from the sale of common stock	0	1,000	1,000	0
Proceeds from the exercise of warrants			821	0
Repayments of debt	(21,767)	(16,530)	(77,924)	(12,865)
Proceeds from merger	0	22,519	22,519	0
CASH PROVIDED BY FINANCING ACTIVITIES	488	30,218	33,525	8,372
Effect of exchange rate changes on cash and cash equivalents	292	100	730	2,254
NET INCREASE IN CASH	1,202	17,402	13,064	731
Cash - Beginning of period	15,930	2,866	2,866	2,135
Cash - End of period	17,132	20,268	15,930	2,866
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	1,385	1,469	7,451	7,303
Taxes	0	0	3,101	4,183
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired under capital lease	$ 9,100	$ 55	27,778	17,686
Assets acquired with issuance of debt			$ 4,000	$ 0